Stockholders' Equity - Net Assets Sources and Uses of Cash (Details) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 08, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition
Cash and cash equivalents			$ 117,000
Sources and uses of cash in connection with the Business Combination:
Legacy AdaptHealth Holdings LLC Redemptions				$ 20,000,000
Debt repayment		$ 984,480	$ 151,916,121	$ 194,071,757	$ 24,830,307
DFB Acquisitions Corp | Adapt Health Holdings LLC
Business Acquisition
Cash and cash equivalents	$ 43,911,748
Current assets	70,763
Current liabilities	(11,214,503)
Net assets acquired	32,768,008
Sources and uses of cash in connection with the Business Combination:
DFB's cash on hand	43,911,748
Private Placement	125,000,000
Total Sources	168,911,748
Cash to balance sheet	52,845,206
Legacy AdaptHealth Holdings LLC Redemptions	20,000,000
Debt repayment	81,500,000
Transaction expenses	14,566,542
Total Uses	$ 168,911,748